Description of Business Description of Business - Merger and Emergence Transaction (Details) - USD ($) shares in Millions, $ in Millions			12 Months Ended
		Oct. 06, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Payments for Restructuring		$ 3,487
Stock Issued During Period for Merger and Emergence		8,103
Issuance of convertible notes		2,172	$ 2,349	$ 0	$ 0
Other Consideration		177
Total Restructuring and Acquisition Consideration		$ 13,939
Stock Issued During Period, Shares, Other		633
Caesars Acquisition Company [Member]
Business Acquisition [Line Items]
Stock Issued During Period for Merger and Emergence		$ 2,894
Total Restructuring and Acquisition Consideration		$ 2,894
Stock Issued During Period, Shares, Other		226
OpCo [Member]
Business Acquisition [Line Items]
Payments for Restructuring		$ 700
Stock Issued During Period for Merger and Emergence	[1]	1,774
Total Restructuring and Acquisition Consideration		$ 2,474
Stock Issued During Period, Shares, Other		139
Caesars Entertainment Operating Company [Member]
Business Acquisition [Line Items]
Payments for Restructuring		$ 2,787
Stock Issued During Period for Merger and Emergence			$ 3,435
Issuance of convertible notes		2,172
Other Consideration		177
Total Restructuring and Acquisition Consideration		$ 8,571
Stock Issued During Period, Shares, Other		268

[1]	(1) Approximately 139 million shares of CEC common stock issued at the Effective Date closing stock price of $12.80.